Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivables [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 10,000	$ 10,880	$ 2,082,456	$ (18,160)	$ (1,547,861)	$ 537,315
Balance, shares at Dec. 31, 2021	1,000,000	10,880,000
Net income (loss)					323,193	323,193
Proceeds from stockholders for settlement of subscription receivables
Balance at Dec. 31, 2022	$ 10,000	$ 10,880	2,082,456	(18,160)	(1,224,668)	860,508
Balance, shares at Dec. 31, 2022	1,000,000	10,880,000
Net income (loss)					386,128	386,128
Proceeds from stockholders for settlement of subscription receivables
Balance at Dec. 31, 2023	$ 10,000	$ 10,880	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	1,000,000	10,880,000
Net income (loss)					329,384	329,384
Balance at Mar. 31, 2024	$ 10,000	$ 10,880	2,082,456	(18,160)	(509,156)	1,576,020
Balance, shares at Mar. 31, 2024	1,000,000	10,880,000
Balance at Dec. 31, 2023	$ 10,000	$ 10,880	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	1,000,000	10,880,000
Net income (loss)					(183,700)	(183,700)
Proceeds from stockholders for settlement of subscription receivables				6,528		$ 6,528
Issue of common stocks, shares						100
Balance at Dec. 31, 2024	$ 10,000	$ 10,880	2,082,456	(11,632)	(1,022,240)	$ 1,069,464
Balance, shares at Dec. 31, 2024	1,000,000	10,880,000
Net income (loss)					266,212	266,212
Proceeds from stockholders for settlement of subscription receivables				11,632		11,632
Issue of common stocks		$ 3,000	9,897,234			$ 9,900,234
Issue of common stocks, shares		3,000,000				100
Balance at Mar. 31, 2025	$ 10,000	$ 13,880	$ 11,979,690		$ (756,028)	$ 11,247,542
Balance, shares at Mar. 31, 2025	1,000,000	13,880,000